Segmented Information (Details)	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($)	Jan. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Jan. 31, 2025 USD ($)	Jan. 31, 2026 USD ($)	Jan. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jul. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)
Segmented information [Abstract]
Number of operating segments					1
Number of reportable segments	1				1
Revenue (in Dollars)	$ 348,688						$ 20,815,955
Reportable Segment [Member]
Segmented information [Abstract]
Revenue (in Dollars)
DevvStream Corp [Member]
Segmented information [Abstract]
Number of operating segments								1
Number of reportable segments								1
Revenue (in Dollars)		$ 7,043			$ 8,143			$ 25,794